CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Statement of Comprehensive Income [Abstract]
Net income	$ 17,989	$ 88,065	$ 62,148	$ 153,501
Other comprehensive income (loss), net of tax:
Net unrealized (loss) gain on derivatives	(16,008)	(2,834)	(28,008)	2,413
Foreign currency translation adjustment	57,840	(6,093)	90,347	(25,079)
Total other comprehensive income (loss)	41,832	(8,927)	62,339	(22,666)
Comprehensive income	59,821	79,138	124,487	130,835
Comprehensive (income) loss attributable to noncontrolling interests	(14,563)	(6,270)	(22,801)	843
Comprehensive income attributable to Dole plc	$ 45,258	$ 72,868	$ 101,686	$ 131,678